Financial Risk Management - Summary of Impact on Profit and Equity (Before Tax Effect) of a 10 % Strengthening of US Dollar Versus Euro for Non US Dollar Functional Currency Entities (Parenthetical) (Detail)
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Derivatives on commercial transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on pretax equity	€ (43)